Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 505,473	$ 377,917
Less: unearned income		(141,181)	(106,259)
Container leaseback financing receivable	[1]	364,292	271,658
Less: Allowance for credit losses		(424)
Container leaseback financing receivable, net		363,868	271,658
Amounts due within one year		27,076	20,547
Amounts due beyond one year		$ 336,792	$ 251,111

[1]	As of December 31, 2020, two customers represented 89.7% and 10.3% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.